Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	€ 1,117	€ 1,085
Liabilities	(1,923)	(1,913)
Total	(806)	(828)	€ (707)
More than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	840	730
Liabilities	(2,046)	(1,868)
Total	(1,206)	(1,138)
Pensions and similar obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	334	294
Liabilities	70	22
Total	404	316	766
Provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	578	465
Liabilities	243	188
Total	821	653	922
Goodwill and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	41	86
Liabilities	(1,952)	(1,738)
Total	(1,911)	(1,652)	(1,928)
Accelerated tax depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(64)	(21)
Liabilities	(615)	(658)
Total	(679)	(679)	(870)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	126	125
Liabilities	4	5
Total	130	130	131
Fair value gains [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	12	23
Liabilities	143	77
Total	155	100	(7)
Fair value losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2	3
Liabilities	20	21
Total	22	24	29
Share-based payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	59	74
Liabilities	116	120
Total	175	194	169
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	29	36
Liabilities	48	50
Total	€ 77	€ 86	€ 81